Stockholders' Equity (Details) - $ / shares	Aug. 11, 2020	Sep. 30, 2020	Jun. 30, 2020
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock [Member]
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares outstanding		1,258,467
Common stock subject to possible outstanding shares		11,258,033
Common stock, shares outstanding		12,516,500
Aggregate converted basis, percentage		20.00%
Class B Common Stock [Member]
Common stock, shares authorized		10,000,000	10,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares outstanding	3,018,750	3,018,750	3,018,750
Common stock subject to possible outstanding shares	393,750
Common Stock Share Issued			2,875,000
Stock splits, description	1:1.05 stock split
Shareholders ownership, percentage	20.00%